Commitments and Contingencies - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Leasehold improvements [member]
Disclosure of commitments and contingencies [line items]
Contractual commitments	€ 8.4	€ 15.8